OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
OTHER CURRENT ASSETS

NOTE 4 - OTHER CURRENT ASSETS

Other current assets consist of the following:

	As of December 31,
	2020	2019
Tax receivables	$5,019	$8,156
Prepaid expenses	6,990	8,265
Receivables from Hedging transactions - see Notes 10, 12A, and 12D	11,609	3,184
Insurance receivables - see Note 14E	5,949	--
Other receivables	1,243	2,414
	$30,810	$22,019